PROPERTY, PLANT AND EQUIPMENT - Property Types (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	$ 15,518,000,000
Property, plant and equipment, ending balance	15,798,000,000	$ 15,518,000,000
Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	1,335,000,000
Property, plant and equipment, ending balance	1,286,000,000	1,335,000,000
Land and Land Rights
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	449,000,000
Property, plant and equipment, ending balance	442,000,000	449,000,000
Land and Land Rights | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	41,000,000
Property, plant and equipment, ending balance	39,000,000	41,000,000
Pipelines
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	7,408,000,000
Property, plant and equipment, ending balance	7,530,000,000	7,408,000,000
Pipelines | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	629,000,000
Property, plant and equipment, ending balance	607,000,000	629,000,000
Facilities and Equipment
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	5,764,000,000
Property, plant and equipment, ending balance	5,732,000,000	5,764,000,000
Facilities and Equipment | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	509,000,000
Property, plant and equipment, ending balance	521,000,000	509,000,000
Cavern Storage and Other
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	1,530,000,000
Disposition	25,000,000	0
Property, plant and equipment, ending balance	1,506,000,000	1,530,000,000
Cavern Storage and Other | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	156,000,000
Property, plant and equipment, ending balance	119,000,000	156,000,000
Assets Under Construction
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	367,000,000
Disposition	0	14,000,000
Property, plant and equipment, ending balance	588,000,000	367,000,000
Assets Under Construction | Property, plant and equipment subject to operating leases
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	0	0
Cost
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	19,306,000,000	22,118,000,000
Additions and transfers	573,000,000	573,000,000
Disposition		(3,040,000,000)
Change in decommissioning provision	41,000,000	(119,000,000)
Foreign exchange	(31,000,000)	93,000,000
Dispositions and other	133,000,000	319,000,000
Property, plant and equipment, ending balance	19,756,000,000	19,306,000,000
Cost | Land and Land Rights
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	481,000,000	456,000,000
Additions and transfers	0	22,000,000
Disposition		(1,000,000)
Change in decommissioning provision	0	0
Foreign exchange	(1,000,000)	6,000,000
Dispositions and other	0	2,000,000
Property, plant and equipment, ending balance	480,000,000	481,000,000
Cost | Pipelines
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	9,495,000,000	9,279,000,000
Additions and transfers	150,000,000	703,000,000
Disposition		(475,000,000)
Change in decommissioning provision	4,000,000	(17,000,000)
Foreign exchange	(21,000,000)	61,000,000
Dispositions and other	15,000,000	56,000,000
Property, plant and equipment, ending balance	9,613,000,000	9,495,000,000
Cost | Facilities and Equipment
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	6,949,000,000	9,384,000,000
Additions and transfers	112,000,000	264,000,000
Disposition		(2,440,000,000)
Change in decommissioning provision	29,000,000	(84,000,000)
Foreign exchange	(9,000,000)	26,000,000
Dispositions and other	33,000,000	201,000,000
Property, plant and equipment, ending balance	7,048,000,000	6,949,000,000
Cost | Cavern Storage and Other
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	2,014,000,000	2,084,000,000
Additions and transfers	81,000,000	83,000,000
Disposition		(104,000,000)
Change in decommissioning provision	8,000,000	(18,000,000)
Foreign exchange	0	0
Dispositions and other	76,000,000	31,000,000
Property, plant and equipment, ending balance	2,027,000,000	2,014,000,000
Cost | Assets Under Construction
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	367,000,000	915,000,000
Additions and transfers	230,000,000	(499,000,000)
Disposition		(20,000,000)
Change in decommissioning provision	0	0
Foreign exchange	0	0
Dispositions and other	9,000,000	29,000,000
Property, plant and equipment, ending balance	588,000,000	367,000,000
Depreciation
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(3,788,000,000)	(3,925,000,000)
Disposition		(507,000,000)
Depreciation	453,000,000	489,000,000
Impairment reversal	(229,000,000)
Dispositions and other	(54,000,000)	(119,000,000)
Property, plant and equipment, ending balance	(3,958,000,000)	(3,788,000,000)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	453,000,000	489,000,000
Depreciation | Land and Land Rights
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(32,000,000)	(26,000,000)
Disposition		0
Depreciation	6,000,000	6,000,000
Impairment reversal	0
Dispositions and other	0	0
Property, plant and equipment, ending balance	(38,000,000)	(32,000,000)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	6,000,000	6,000,000
Depreciation | Pipelines
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(2,087,000,000)	(2,015,000,000)
Disposition		(85,000,000)
Depreciation	195,000,000	194,000,000
Impairment reversal	(190,000,000)
Dispositions and other	(9,000,000)	(37,000,000)
Property, plant and equipment, ending balance	(2,083,000,000)	(2,087,000,000)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	195,000,000	194,000,000
Depreciation | Facilities and Equipment
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(1,185,000,000)	(1,421,000,000)
Disposition		(384,000,000)
Depreciation	177,000,000	211,000,000
Impairment reversal	(35,000,000)
Dispositions and other	(11,000,000)	(63,000,000)
Property, plant and equipment, ending balance	(1,316,000,000)	(1,185,000,000)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	177,000,000	211,000,000
Depreciation | Cavern Storage and Other
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	(484,000,000)	(463,000,000)
Disposition		(38,000,000)
Depreciation	75,000,000	78,000,000
Impairment reversal	(4,000,000)
Dispositions and other	(34,000,000)	(19,000,000)
Property, plant and equipment, ending balance	(521,000,000)	(484,000,000)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	75,000,000	78,000,000
Depreciation | Assets Under Construction
Property, plant and equipment [Roll Forward]
Property, plant and equipment, beginning balance	0	0
Disposition		0
Depreciation	0	0
Impairment reversal	0
Dispositions and other	0	0
Property, plant and equipment, ending balance	0	0
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 0	$ 0